Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 - USD ($)						3 Months Ended		12 Months Ended
	Oct. 04, 2023	Oct. 04, 2023	Aug. 16, 2023	May 31, 2023	May 09, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2023	Aug. 31, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Common stock reserved for issuance				3,150,000		3,150,000
Weighted average grant date fair value (in Dollars per share)							$ 1.08	$ 0.41	$ 3.4
Aggregate fair value of stock options (in Dollars)						$ 83,000	$ 272,000	$ 700,000	$ 2,100,000
Stock options granted		709,768							100,000
options granted exercise price (in Dollars per share)		$ 0.4305
Grant date fair value of stock option (in Dollars)		$ 200,000							$ 1,800,000
Recognized stock based compensation expense (in Dollars)								$ 100,000	$ 100,000
Restricted shares granted				25,440	150,000
Chief Executive Officer [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Stock options granted									200,000
Recognized stock based compensation expense (in Dollars)									$ 1,500,000
Stock options forfeited								487,965
Restricted shares granted					487,500
Forfeited shares of restricted stock			150,000
CBO’s [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Stock options granted									200,000
Recognized stock based compensation expense (in Dollars)								$ 165,000
Restricted shares granted					75,000
Chief Financial Officer [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Stock options forfeited								250,000
Restricted shares granted					150,000
Forfeited shares of restricted stock	75,000
Director [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Stock options granted									72,223
Grant date fair value of stock option (in Dollars)									$ 200,000
Recognized stock based compensation expense (in Dollars)									$ 200,000
2019 Equity Incentive Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Common stock reserved for issuance						1,400,000		1,400,000
2022 Equity Incentive Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Common stock reserved for issuance										1,600,000
2022 Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Common stock reserved for issuance											2,600,000
Available shares						1,252,617		718,402
January 2024 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Restricted shares granted vest					50.00%
August 2024 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Restricted shares granted vest					25.00%
August 2025 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-4 [Line Items]
Restricted shares granted vest					25.00%